Derivative Instruments - Additional Information (Detail) - USD ($)		1 Months Ended
	Feb. 21, 2020	Oct. 31, 2019	Mar. 31, 2020	Feb. 29, 2020
Interest Rate Swap Agreement
Derivative Instruments Gain Loss [Line Items]
Notional amount		$ 140,000,000		$ 30,000,000
Variable-rate term loan		$ 140,000,000	$ 170,000,000
Term of agreement		5 years
Regions Bank | Interest Rate Swap Agreement
Derivative Instruments Gain Loss [Line Items]
Notional amount		$ 140,000,000
Variable-rate term loan		$ 140,000,000
Term of agreement		5 years
Regions Bank | Interest Rate Swap at 1.331%
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 30,000,000
Swap transaction inception date	Mar. 31, 2020
Swap transaction termination date	Feb. 10, 2025
Regions Bank | Interest Rate Swap at 1.331% | LIBOR
Derivative Instruments Gain Loss [Line Items]
Notional amount	$ 30,000,000